Pacer Metaurus US Large Cap Div Multiplier 300 ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 88.9%
Communication Services - 7.9%
Activision Blizzard, Inc. (a)	17	$1,577
Alphabet, Inc. - Class A (a)	139	18,448
Alphabet, Inc. - Class C (a)	119	15,840
AT&T, Inc.	167	2,425
Charter Communications, Inc. - Class A (a)	2	811
Comcast Corp. - Class A	97	4,390
Electronic Arts, Inc.	6	818
Fox Corp. - Class A	6	201
Fox Corp. - Class B	3	94
Live Nation Entertainment, Inc. (a)	3	263
Match Group, Inc. (a)	7	326
Meta Platforms, Inc. - Class A (a)	52	16,567
Netflix, Inc. (a)	10	4,390
News Corp. - Class A	9	178
News Corp. - Class B	3	60
Omnicom Group, Inc.	5	423
Paramount Global - Class B	12	192
Take-Two Interactive Software, Inc. (a)	4	612
The Interpublic Group of Cos., Inc.	9	308
T-Mobile US, Inc. (a)	13	1,791
Verizon Communications, Inc.	98	3,340
Walt Disney Co. (a)	43	3,822
Warner Bros Discovery, Inc. (a)	52	680
		77,556
Consumer Discretionary - 9.6%
Advance Auto Parts, Inc.	1	74
Amazon.com, Inc. (a)	208	27,805
Aptiv PLC (a)	6	657
Bath & Body Works, Inc.	5	185
Best Buy Co., Inc.	5	415
Booking Holdings, Inc. (a)	1	2,971
BorgWarner, Inc.	5	233
Caesars Entertainment, Inc. (a)	5	295
CarMax, Inc. (a)	4	330
Carnival Corp. (a)	23	433
Chipotle Mexican Grill, Inc. (a)	1	1,962
Darden Restaurants, Inc.	3	507
Domino’s Pizza, Inc.	1	397
DR Horton, Inc.	7	889
eBay, Inc.	12	534
Etsy, Inc. (a)	3	305
Expedia Group, Inc. (a)	3	368
Ford Motor Co.	92	1,215
Garmin Ltd.	4	424
General Motors Co.	32	1,228
Genuine Parts Co.	3	467
Hasbro, Inc.	3	194
Hilton Worldwide Holdings, Inc.	6	933
Las Vegas Sands Corp. (a)	8	479
Lennar Corp. - Class A	6	761
LKQ Corp.	6	329
Lowe’s Cos., Inc.	14	3,280
Marriott International, Inc.	6	1,211
McDonald’s Corp.	17	4,984
MGM Resorts International	7	355
Mohawk Industries, Inc. (a)	1	106
Newell Brands, Inc.	9	100
NIKE, Inc. - Class B	29	3,201
Norwegian Cruise Line Holdings Ltd. (a)	10	221
O’Reilly Automotive, Inc. (a)	1	926
Pool Corp.	1	385
PulteGroup, Inc.	5	422
Ralph Lauren Corp.	1	131
Ross Stores, Inc.	8	917
Royal Caribbean Cruises Ltd. (a)	5	546
Starbucks Corp.	27	2,742
Tapestry, Inc.	5	216
Tesla Motors, Inc. (a)	63	16,848
The Home Depot, Inc.	24	8,012
The TJX Cos., Inc.	27	2,336
Tractor Supply Co.	3	672
Ulta Beauty, Inc. (a)	1	445
VF Corp.	8	159
Whirlpool Corp.	1	144
Wynn Resorts Ltd.	2	218
Yum! Brands, Inc.	7	964
		93,931
Consumer Staples - 6.0%
Altria Group, Inc.	42	1,908
Archer-Daniels-Midland Co.	13	1,104
Brown-Forman Corp. - Class B	4	282
Bunge Ltd.	4	435
Campbell Soup Co.	5	229
Church & Dwight Co., Inc.	6	574
Colgate-Palmolive Co.	19	1,449
Conagra Brands, Inc.	11	361
Constellation Brands, Inc. - Class A	4	1,091
Costco Wholesale Corp.	10	5,607
Dollar General Corp.	5	844
Dollar Tree, Inc. (a)	5	772
General Mills, Inc.	14	1,046
Hormel Foods Corp.	7	286
Kellogg Co.	6	401
Keurig Dr Pepper, Inc.	20	680
Kimberly-Clark Corp.	8	1,033
Lamb Weston Holdings, Inc.	3	311
McCormick & Co., Inc.	6	537
Molson Coors Brewing Co. - Class B	4	279
Mondelez International, Inc.	32	2,372
Monster Beverage Corp. (a)	18	1,035
PepsiCo, Inc.	32	5,999
Philip Morris International, Inc.	36	3,590
Sysco Corp.	12	916
Target Corp.	11	1,501
The Clorox Co.	3	454
The Coca-Cola Co.	91	5,636
The Estee Lauder Cos., Inc.	5	900
The Hershey Co.	3	694
The JM Smucker Co.	2	301
The Kraft Heinz Co.	19	687
The Kroger Co.	15	730
The Procter & Gamble Co.	55	8,597
Tyson Foods, Inc. - Class A	7	390
Walgreens Boots Alliance, Inc.	17	510
Walmart, Inc.	33	5,275
		58,816
Energy - 3.9%
APA Corp.	7	284
Baker Hughes Co.	24	859
Chevron Corp.	41	6,710
ConocoPhillips	28	3,296
Coterra Energy, Inc.	18	496
Devon Energy Corp.	15	810
Diamondback Energy, Inc.	4	589
EOG Resources, Inc.	14	1,855
EQT Corp.	8	338
Exxon Mobil Corp.	94	10,081
Halliburton Co.	21	821
Hess Corp.	6	910
Kinder Morgan, Inc.	46	815
Marathon Oil Corp.	14	368
Marathon Petroleum Corp.	10	1,330
Occidental Petroleum Corp.	17	1,073
ONEOK, Inc.	10	670
Phillips 66	11	1,227
Pioneer Natural Resources Co.	5	1,128
Schlumberger Ltd.	33	1,925
Targa Resources Corp.	5	410
The Williams Cos., Inc.	28	965
Valero Energy Corp.	8	1,031
		37,991
Financials - 11.5%
Aflac, Inc.	13	940
American Express Co.	14	2,364
American International Group, Inc.	17	1,025
Ameriprise Financial, Inc.	2	697
Aon PLC	5	1,593
Arch Capital Group Ltd. (a)	9	699
Arthur J Gallagher & Co.	5	1,074
Assurant, Inc.	1	135
Bank of America Corp.	162	5,184
Berkshire Hathaway, Inc. - Class B (a)	42	14,782
BlackRock, Inc.	3	2,217
Brown & Brown, Inc.	5	352
Capital One Financial Corp.	9	1,053
Cboe Global Markets, Inc.	2	279
Chubb Ltd.	10	2,044
Cincinnati Financial Corp.	4	430
Citigroup, Inc.	45	2,145
Citizens Financial Group, Inc.	11	355
CME Group, Inc.	8	1,592
Comerica, Inc.	3	162
Discover Financial Services	6	633
Everest Group Ltd.	1	361
FactSet Research Systems, Inc.	1	435
Fidelity National Information Services, Inc.	14	845
Fifth Third Bancorp	16	466
Fiserv, Inc. (a)	14	1,767
FleetCor Technologies, Inc. (a)	2	498
Franklin Resources, Inc.	7	205
Global Payments, Inc.	6	662
Globe Life, Inc.	2	224
Huntington Bancshares, Inc.	34	416
Intercontinental Exchange, Inc.	13	1,492
Invesco Ltd.	11	185
Jack Henry & Associates, Inc.	2	335
JPMorgan Chase & Co.	68	10,741
KeyCorp.	22	271
Lincoln National Corp.	4	112
Loews Corp.	4	251
M&T Bank Corp.	4	559
MarketAxess Holdings, Inc.	1	269
Marsh & McLennan Cos., Inc.	12	2,261
MasterCard, Inc. - Class A	20	7,886
MetLife, Inc.	15	945
Moody’s Corp.	4	1,411
Morgan Stanley	30	2,747
MSCI, Inc.	2	1,096
Nasdaq, Inc.	8	404
Northern Trust Corp.	5	401
PayPal Holdings, Inc. (a)	26	1,971
Principal Financial Group, Inc.	5	399
Prudential Financial, Inc.	9	868
Raymond James Financial, Inc.	4	440
Regions Financial Corp.	22	448
S&P Global, Inc.	8	3,156
Signature Bank (c)	2	0
State Street Corp.	8	580
SVB Financial Group (a)	2	1
Synchrony Financial	10	345
T Rowe Price Group, Inc.	5	616
The Allstate Corp.	6	676
The Bank of New York Mellon Corp.	17	771
The Charles Schwab Corp.	35	2,314
The Goldman Sachs Group, Inc.	8	2,847
The Hartford Financial Services Group, Inc.	7	503
The PNC Financial Services Group, Inc.	9	1,232
The Progressive Corp.	14	1,764
The Travelers Cos., Inc.	5	863
Truist Financial Corp.	31	1,030
US Bancorp	33	1,309
Visa, Inc. - Class A	38	9,034
W R Berkley Corp.	5	308
Wells Fargo & Co.	88	4,062
Willis Towers Watson PLC	2	423
Zions Bancorp	3	115
		113,075
Health Care - 12.0%
Abbott Laboratories	41	4,565
AbbVie, Inc.	41	6,133
Agilent Technologies, Inc.	7	852
Align Technology, Inc. (a)	2	756
AmerisourceBergen Corp.	4	748
Amgen, Inc.	12	2,810
Baxter International, Inc.	12	543
Becton Dickinson & Co.	7	1,950
Biogen, Inc. (a)	3	811
Bio-Techne Corp.	4	334
Boston Scientific Corp. (a)	34	1,763
Bristol-Myers Squibb Co.	49	3,047
Cardinal Health, Inc.	6	549
Catalent, Inc. (a)	4	194
Centene Corp. (a)	13	885
Charles River Laboratories International, Inc. (a)	1	210
Cigna Corp.	7	2,066
CVS Health Corp.	30	2,241
Danaher Corp.	16	4,081
DaVita, Inc. (a)	1	102
DENTSPLY SIRONA, Inc.	5	208
DexCom, Inc. (a)	9	1,121
Edwards Lifesciences Corp. (a)	14	1,149
Elevance Health, Inc.	6	2,830
Eli Lilly & Co.	18	8,182
GE HealthCare Technologies, Inc.	8	624
Gilead Sciences, Inc.	29	2,208
HCA Healthcare, Inc.	5	1,364
Henry Schein, Inc. (a)	3	236
Hologic, Inc. (a)	6	476
Humana, Inc.	3	1,370
IDEXX Laboratories, Inc. (a)	2	1,109
Illumina, Inc. (a)	4	769
Incyte Corp. (a)	4	255
Insulet Corp. (a)	2	553
Intuitive Surgical, Inc. (a)	8	2,595
IQVIA Holdings, Inc. (a)	4	895
Johnson & Johnson	61	10,219
Laboratory Corp. of American Holdings	2	428
McKesson Corp.	3	1,207
Medtronic PLC	31	2,721
Merck & Co., Inc.	59	6,292
Mettler-Toledo International, Inc. (a)	1	1,257
Moderna, Inc. (a)	8	941
Molina Healthcare, Inc. (a)	1	304
Organon & Co.	6	132
Pfizer, Inc.	132	4,760
Quest Diagnostics, Inc.	3	406
Regeneron Pharmaceuticals, Inc. (a)	3	2,226
ResMed, Inc.	3	667
Revvity, Inc.	3	369
STERIS PLC	2	451
Stryker Corp.	8	2,267
Teleflex, Inc.	1	251
The Cooper Cos., Inc.	1	391
Thermo Fisher Scientific, Inc.	9	4,938
UnitedHealth Group, Inc.	22	11,140
Universal Health Services, Inc. - Class B	1	139
Vertex Pharmaceuticals, Inc. (a)	6	2,114
Viatris, Inc.	28	295
Waters Corp. (a)	1	276
West Pharmaceutical Services, Inc.	2	736
Zimmer Biomet Holdings, Inc.	5	691
Zoetis, Inc.	11	2,069
		118,271
Industrials - 7.6%
3M Co.	13	1,449
A O Smith Corp.	3	218
Alaska Air Group, Inc. (a)	3	146
Allegion PLC	2	234
American Airlines Group, Inc. (a)	15	251
AMETEK, Inc.	5	793
Automatic Data Processing, Inc.	10	2,473
Axon Enterprise, Inc. (a)	2	372
Broadridge Financial Solutions, Inc.	3	504
Carrier Global Corp.	19	1,131
Caterpillar, Inc.	12	3,182
Ceridian HCM Holding, Inc. (a)	4	283
CH Robinson Worldwide, Inc.	3	300
Cintas Corp.	2	1,004
Copart, Inc. (a)	10	884
CSX Corp.	47	1,566
Cummins, Inc.	3	782
Deere & Co.	6	2,578
Delta Air Lines, Inc.	15	694
Dover Corp.	3	438
Eaton Corp. PLC	9	1,848
Emerson Electric Co.	13	1,188
Equifax, Inc.	3	612
Expeditors International of Washington, Inc.	4	509
Fastenal Co.	13	762
FedEx Corp.	5	1,350
Fortive Corp.	8	627
Generac Holdings, Inc. (a)	1	154
General Dynamics Corp.	5	1,118
General Electric Co.	25	2,856
Honeywell International, Inc.	16	3,106
Howmet Aerospace, Inc.	9	460
Huntington Ingalls Industries, Inc.	1	230
IDEX Corp.	2	452
Illinois Tool Works, Inc.	6	1,580
Ingersoll Rand, Inc.	9	587
Jacobs Solutions, Inc.	3	376
JB Hunt Trasport Services, Inc.	2	408
Johnson Controls International PLC	16	1,113
L3Harris Technologies, Inc.	4	758
Leidos Holdings, Inc.	3	281
Lockheed Martin Corp.	5	2,232
Masco Corp.	5	303
Nordson Corp.	1	252
Norfolk Southern Corp.	5	1,168
Northrop Grumman Corp.	3	1,335
Old Dominion Freight Line, Inc.	2	839
Otis Worldwide Corp.	10	910
PACCAR, Inc.	12	1,034
Parker-Hannifin Corp.	3	1,230
Paychex, Inc.	7	878
Paycom Software, Inc.	1	369
Pentair PLC	4	278
Quanta Services, Inc.	3	605
Republic Services, Inc.	5	756
Robert Half Interntional, Inc.	3	222
Rockwell Automation, Inc.	3	1,009
Rollins, Inc.	5	204
RTX Corp.	34	2,990
Snap-On, Inc.	1	272
Southwest Airlines Co.	14	478
Stanley Black & Decker, Inc.	4	397
Textron, Inc.	5	389
The Boeing Co. (a)	13	3,105
Trane Technologies PLC	5	997
TransDigm Group, Inc.	1	900
Union Pacific Corp.	14	3,248
United Airlines Holdings, Inc. (a)	8	434
United Parcel Service, Inc. - Class B	17	3,181
United Rentals, Inc.	2	929
Verisk Analytics, Inc.	3	687
W.W. Grainger, Inc.	1	738
Waste Management, Inc.	9	1,474
Westinghouse Air Brake Technologies Corp.	4	474
Xylem, Inc.	6	676
		74,650
Information Technology - 25.7%
Accenture PLC - Class A	15	4,745
Adobe, Inc. (a)	11	6,008
Advanced Micro Devices, Inc. (a)	38	4,347
Akamai Technologies, Inc. (a)	4	378
Amphenol Corp.	14	1,236
Analog Devices, Inc.	12	2,394
ANSYS, Inc. (a)	2	684
Apple, Inc.	345	67,775
Applied Materials, Inc.	20	3,032
Arista Networks, Inc. (a)	6	931
Autodesk, Inc. (a)	5	1,060
Broadcom, Inc.	10	8,987
Cadence Design System, Inc. (a)	6	1,404
CDW Corp.	3	561
Cisco Systems, Inc.	96	4,996
Cognizant Technology Solutions Corp.	12	792
Corning, Inc.	18	611
DXC Technology Co. (a)	5	138
Enphase Energy, Inc. (a)	3	456
EPAM Systems, Inc. (a)	1	237
F5, Inc. (a)	1	158
Fair Isaac Corp. (a)	1	838
First Solar, Inc. (a)	2	415
Fortinet, Inc. (a)	15	1,166
Gartner, Inc. (a)	2	707
Gen Digital, Inc.	13	253
Hewlett Packard Enterprise Co.	30	521
HP, Inc.	20	657
Intel Corp.	97	3,470
International Business Machines Corp.	21	3,028
Intuit, Inc.	7	3,582
Juniper Networks, Inc.	8	222
Keysight Technologies, Inc. (a)	4	644
KLA Corp.	3	1,542
Lam Research Corp.	3	2,155
Microchip Technology, Inc.	13	1,221
Micron Technology, Inc.	26	1,856
Microsoft Corp.	174	58,450
Monolithic Power Systems, Inc.	1	559
Motorola Solutions, Inc.	4	1,147
NetApp, Inc.	5	390
NVIDIA Corp.	58	27,103
NXP Semiconductors NV	6	1,338
ON Semiconductor Corp. (a)	10	1,078
Oracle Corp.	36	4,220
Palo Alto Networks, Inc. (a)	7	1,750
PTC, Inc. (a)	2	292
Qorvo, Inc. (a)	2	220
QUALCOMM, Inc.	26	3,436
Roper Technologies, Inc.	2	986
salesforce.com, Inc. (a)	23	5,175
Seagate Technology Holdings PLC	4	254
ServiceNow, Inc. (a)	5	2,915
Skyworks Solutions, Inc.	4	457
SolarEdge Technologies, Inc. (a)	1	241
Synopsys, Inc. (a)	4	1,807
TE Connectivity Ltd.	7	1,004
Teledyne Technologies, Inc. (a)	1	385
Teradyne, Inc.	4	452
Texas Instruments, Inc.	21	3,780
Trimble, Inc. (a)	6	323
Tyler Technologies, Inc. (a)	1	397
VeriSign, Inc. (a)	2	422
Western Digital Corp. (a)	7	298
Zebra Technologies Corp. (a)	1	308
		252,394
Materials - 2.2%
Air Products & Chemicals, Inc.	5	1,527
Albemarle Corp.	3	637
Amcor PLC	34	349
Avery Dennison Corp.	2	368
Ball Corp.	7	411
Celanese Corp.	2	251
CF Industries Holdings, Inc.	5	410
Corteva, Inc.	17	959
Dow, Inc.	17	960
DuPont de Nemours, Inc.	11	854
Eastman Chemical Co.	3	257
Ecolab, Inc.	6	1,099
FMC Corp.	3	289
Freeport-McMoRan, Inc.	33	1,473
International Flavors & Fragrances, Inc.	6	508
International Paper Co.	8	288
Linde PLC	11	4,297
LyondellBasell Industries NV	6	593
Martin Marietta Materials, Inc.	1	446
Mosaic Co.	8	326
Newmont Goldcorp Corp.	19	815
Nucor Corp.	6	1,033
Packaging Corp. of America	2	307
PPG Industries, Inc.	5	719
Sealed Air Corp.	3	137
Steel Dynamics, Inc.	4	426
The Sherwin-Williams Co.	5	1,383
Vulcan Materials Co.	3	662
Westrock Co.	6	200
		21,984
Real Estate - 0.2%
CBRE Group, Inc. (a)	7	583
CoStar Group, Inc. (a)	10	840
		1,423
Utilities - 2.3%
Alliant Energy Corp.	6	322
Ameren Corp.	6	514
American Electric Power Co., Inc.	12	1,017
American Water Works Co., Inc.	5	737
Atmos Energy Corp.	3	365
CenterPoint Energy, Inc.	15	451
CMS Energy Corp.	7	428
Consolidated Edison, Inc.	8	759
Constellation Energy Corp.	8	773
Dominion Energy, Inc.	20	1,071
DTE Energy Co.	5	572
Duke Energy Corp.	18	1,685
Edison International	9	648
Entergy Corp.	5	514
Evergy, Inc.	5	300
Eversource Energy	8	579
Exelon Corp.	23	963
FirstEnergy Corp.	13	512
NextEra Energy, Inc.	47	3,445
NiSource, Inc.	10	278
NRG Energy, Inc.	5	190
PG&E Corp. (a)	38	669
Pinnacle West Capital Corp.	3	248
PPL Corp.	17	468
Public Service Enterprise Group, Inc.	12	757
Sempra	7	1,043
The AES Corp.	16	346
The Southern Co.	25	1,809
WEC Energy Group, Inc.	7	629
Xcel Energy, Inc.	13	816
		22,908
TOTAL COMMON STOCKS (Cost $898,638)		872,999

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Alexandria Real Estate Equities, Inc.	4	503
American Tower Corp.	11	2,093
AvalonBay Communities, Inc.	3	566
Boston Properties, Inc.	3	200
Camden Property Trust	2	218
Crown Castle, Inc.	10	1,083
Digital Realty Trust, Inc.	7	872
Equinix, Inc.	2	1,620
Equity Residential	8	527
Essex Property Trust, Inc.	1	243
Extra Space Storage, Inc.	3	419
Federal Realty Investment Trust	2	203
Healthpeak Properties, Inc.	13	284
Host Hotels & Resorts, Inc.	17	313
Invitation Homes, Inc.	14	497
Iron Mountain, Inc.	7	430
Kimco Realty Corp.	14	284
Mid-America Apartment Communities, Inc.	3	449
Prologis, Inc.	22	2,744
Public Storage	4	1,127
Realty Income Corp.	16	975
Regency Centers Corp.	4	262
SBA Communications Corp.	3	657
Simon Property Group, Inc.	8	997
UDR, Inc.	7	286
Ventas, Inc.	9	437
VICI Properties, Inc.	23	724
Welltower, Inc.	12	986
Weyerhaeuser Co.	17	579
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,140)		20,578
	Principal Amount
SHORT-TERM INVESTMENTS - 4.0%
Money Market Deposit Accounts - 4.0%
U.S. Bank Money Market Deposit Account, 4.210% (b)	$39,210	39,210
TOTAL SHORT-TERM INVESTMENTS (Cost $39,210)		39,210

Total Investments (Cost $963,988) - 94.9%		932,787
Other Assets in Excess of Liabilities - 5.1%		49,646
TOTAL NET ASSETS - 100.0%		$982,433

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2023.
(c)	Less than $0.50.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Schedule of Open Futures Contracts July 31, 2023 (Unaudited)
Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
2	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	$34,650	$1,868
2	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	34,675	1,243
2	Long	S&P 500 Annual Dividend Futures Index (a)	12/19/2025	34,275	3,168
					$6,279

(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 872,999	$ -	$ -	$ -	$ 872,999
Real Estate Investment Trusts	20,578				20,578
Short-Term Investments	39,210	-	-	-	39,210
Total Investments in Securities	$ 932,787	$ -	$ -	$ -	$ 932,787

Other Financial Instruments (a)
Futures Contracts	$ 6,279	$ -	$ -	$ -	$ 6,279
^ See the Schedules of Investments for sector breakouts.
(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.